Organization and Business Description - Schedule of Financial Statement Amounts and Balances of VIE (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Current assets	$ 10,130,306		$ 8,579,432	$ 13,450,684
Total assets	21,483,732		19,560,412	16,644,916
Current liabilities	12,570,502		10,864,350	8,749,655
Total liabilities	12,593,423		12,297,066	12,098,471
Revenue	7,149,785	$ 8,577,120	16,396,018	10,781,636
Net income	1,533,178	868,015	2,573,803	223,376
Net cash provided by operating activities	547,160	4,164,113	7,104,822	273,897
Net cash used in investing activities	(430,868)	(3,175,233)	(8,429,958)	(1,684,600)
Net cash provided by financing activities	(337,045)	1,399,868	804,680	2,017,721
Variable Interest Entity [Member]
Current assets	10,130,306		8,579,432	13,450,684
Non-current assets	11,353,426		10,980,980	3,194,232
Total assets	21,483,732		19,560,412	16,644,916
Current liabilities	12,570,502		10,864,350	8,749,655
Non-current liabilities	22,921		1,432,716	3,348,816
Total liabilities	12,593,423		12,297,066	12,098,471
Revenue	7,149,785	8,577,120	16,396,018	10,781,636
Net income	1,594,495	862,736	2,562,636	223,376
Net cash provided by operating activities	547,160	4,164,113	7,104,822	273,897
Net cash used in investing activities	(430,868)	(3,175,233)	(8,429,958)	(1,684,600)
Net cash provided by financing activities	$ (337,045)	$ 1,399,868	$ 804,680	$ 2,017,721